Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Credit protection sold/purchased
Credit protection sold	SFr (372.7)	SFr (378.3)
Credit protection purchased	353.8	356.0
Net credit protection (sold)/purchased	(18.9)	(22.3)
Other protection purchased	69.0	80.4
Fair value of credit protection sold	(0.7)	(2.5)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(8.8)	(7.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(71.7)	(71.1)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(275.9)	(281.3)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(25.1)	(25.9)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(47.5)	(48.5)
Credit protection purchased	43.5	44.9
Net credit protection (sold)/purchased	(4.0)	(3.6)
Other protection purchased	7.9	7.1
Fair value of credit protection sold	(1.1)	(1.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(325.2)	(329.8)
Credit protection purchased	310.3	311.1
Net credit protection (sold)/purchased	(14.9)	(18.7)
Other protection purchased	61.1	73.3
Fair value of credit protection sold	0.4	(1.4)
Investment grade
Credit protection sold/purchased
Credit protection sold	(286.8)	(288.7)
Credit protection purchased	275.9	276.9
Net credit protection (sold)/purchased	(10.9)	(11.8)
Other protection purchased	52.7	58.5
Fair value of credit protection sold	0.3	0.5
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(85.9)	(89.6)
Credit protection purchased	77.9	79.1
Net credit protection (sold)/purchased	(8.0)	(10.5)
Other protection purchased	16.3	21.9
Fair value of credit protection sold	(1.0)	(3.0)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(247.7)	(264.8)
Credit protection purchased	236.7	249.7
Net credit protection (sold)/purchased	(11.0)	(15.1)
Other protection purchased	32.5	42.6
Fair value of credit protection sold	(0.4)	(2.2)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(54.1)	(52.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(177.1)	(196.4)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(16.5)	(16.3)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(46.9)	(47.5)
Credit protection purchased	42.9	43.9
Net credit protection (sold)/purchased	(4.0)	(3.6)
Other protection purchased	7.1	6.1
Fair value of credit protection sold	(1.1)	(1.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(200.8)	(217.3)
Credit protection purchased	193.8	205.8
Net credit protection (sold)/purchased	(7.0)	(11.5)
Other protection purchased	25.4	36.5
Fair value of credit protection sold	0.7	(1.1)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(183.4)	(199.6)
Credit protection purchased	174.5	188.6
Net credit protection (sold)/purchased	(8.9)	(11.0)
Other protection purchased	20.7	26.9
Fair value of credit protection sold	1.0	1.0
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(64.3)	(65.2)
Credit protection purchased	62.2	61.1
Net credit protection (sold)/purchased	(2.1)	(4.1)
Other protection purchased	11.8	15.7
Fair value of credit protection sold	(1.4)	(3.2)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(125.0)	(113.5)
Credit protection purchased	117.1	106.3
Net credit protection (sold)/purchased	(7.9)	(7.2)
Other protection purchased	36.5	37.8
Fair value of credit protection sold	(0.3)	(0.3)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(17.6)	(19.0)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(98.8)	(84.9)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(8.6)	(9.6)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(0.6)	(1.0)
Credit protection purchased	0.6	1.0
Net credit protection (sold)/purchased	0.0	0.0
Other protection purchased	0.8	1.0
Fair value of credit protection sold	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(124.4)	(112.5)
Credit protection purchased	116.5	105.3
Net credit protection (sold)/purchased	(7.9)	(7.2)
Other protection purchased	35.7	36.8
Fair value of credit protection sold	(0.3)	(0.3)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(103.4)	(89.1)
Credit protection purchased	101.4	88.3
Net credit protection (sold)/purchased	(2.0)	(0.8)
Other protection purchased	32.0	31.6
Fair value of credit protection sold	(0.7)	(0.5)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(21.6)	(24.4)
Credit protection purchased	15.7	18.0
Net credit protection (sold)/purchased	(5.9)	(6.4)
Other protection purchased	4.5	6.2
Fair value of credit protection sold	SFr 0.4	SFr 0.2